Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Trade and other payables

Note 18 — Trade and other payables

	December 31, 2023	December 31, 2022
	EUR	EUR
Trade and other payables – outside parties	3,485,774	613,489
Trade and other payables – related parties	181,507	36,769
	3,667,281	650,258

Trade payables mainly represents trade payables due to vendors, including independent third party and related parties, who delivered the consultancy services. Other payable mainly represents accruals, VAT and other tax payables.